Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Angel Oak Funds Trust
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	ANGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 7.44%, without sales charges, for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 59 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.44	1.87	2.65
Class A (with maximum 2.25% sales charge)	5.00	1.41	2.42
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,642,516,733
Holdings Count | $ / shares	1,068
Advisory Fees Paid, Amount	$ 24,195,486
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Class A)	5.87%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Class A)	5.87%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Class A)	4.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
[1]
Material Fund Change [Text Block]
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	ANGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.31%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C shares returned 6.62%, without sales charges, for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 23 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	6.62	1.09	1.89
Class C (with maximum 1.00% deferred sales charge)	5.62	1.09	1.89
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,642,516,733
Holdings Count | $ / shares	1,068
Advisory Fees Paid, Amount	$ 24,195,486
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Class C)	5.24%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Class C)	5.24%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Class C)	3.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
[2]
Material Fund Change [Text Block]

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	ANGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 7.85% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 100 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.85	2.14	2.92
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,642,516,733
Holdings Count | $ / shares	1,068
Advisory Fees Paid, Amount	$ 24,195,486
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Institutional Class)	6.25%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Institutional Class)	6.25%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Institutional Class)	4.43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
[3]
Material Fund Change [Text Block]

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A
Trading Symbol	AOUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 5.13% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 81 basis points (bps) and 76 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	5.13	3.08	2.96
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	2.10
Bloomberg Short Treasury: 9-12 Months Index	4.32	2.83	2.61
Bloomberg Short Term Government/Corporate Index	4.37	3.18	2.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 805,130,948
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 1,593,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Class A)	4.14%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Class A)	3.92%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Class A)	3.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
[4]
Material Fund Change [Text Block]
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A1
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A1
Trading Symbol	AOUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 shares returned 5.14%, without sales charges, for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 82 basis points (bps) and 77 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	5.14	4.95
Class A1 (with maximum 1.50% sales charge)	3.07	4.50
Bloomberg U.S. Aggregate Bond Index	6.85	2.58
Bloomberg Short Treasury: 9-12 Months Index	4.32	4.31
Bloomberg Short Term Government/Corporate Index	4.37	4.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 805,130,948
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 1,593,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Class A1)	4.15%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Class A1)	3.94%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Class A1)	3.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
[5]
Material Fund Change [Text Block]

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Institutional Class
Trading Symbol	AOUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 5.39% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 107 basis points (bps) and 102 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	5.39	3.33	3.23
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.97
Bloomberg Short Treasury: 9-12 Months Index	4.32	2.83	2.60
Bloomberg Short Term Government/Corporate Index	4.37	3.18	2.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 805,130,948
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 1,593,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Institutional Class)	4.49%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Institutional Class)	4.26%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Institutional Class)	3.88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
[6]
Material Fund Change [Text Block]
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings,  LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak High Yield Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak High Yield Opportunities ETF
Class Name	Angel Oak High Yield Opportunities ETF
Trading Symbol	AOHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.14% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, its performance benchmark, by 56 basis points based on NAV, as the performance benchmark returned 7.70% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underperformance relative to its performance benchmark was driven primarily by the drag from its cash allocation during the period. The high-yield (HY) corporate bond allocation returned 7.71%, in line with the performance benchmark. Performance within the Fund’s securitized credit allocation—an out-of-index exposure—was mixed: non-agency residential mortgage-backed securities (RMBS) contributed positively while asset-backed securities (ABS) detracted.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS following its strong performance while making only a modest reduction to the ABS allocation. At the same time, the HY corporate bond allocation increased substantially as the Fund rotated exposure from RMBS into corporate bonds.

Top Contributors
↑	Overweight to HY securitized credit, non-agency RMBS, and HY corporate bond selection

Top Detractors
↓	Cash drag, ABS strategies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	7.14	5.22	6.83
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88
Bloomberg U.S. Corporate High Yield Index	7.70	4.54	6.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 122,734,929
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 665,361
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$122,734,929	Effective Duration	3.13 years
Number of Holdings	201	30-Day SEC Yield	6.51%
Net Advisory Fee	$665,361	30-Day SEC Yield Unsubsidized	6.51%
Portfolio Turnover	58%	Weighted Average Life	3.56 years
Average Credit Quality	BB	Distribution Yield	5.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Sectors (% of net assets)
Financial	20.4%
Energy	14.1%
Consumer, Non-cyclical	13.3%
Industrial	12.4%
Consumer, Cyclical	10.6%
Basic Materials	7.8%
Communications	5.4%
Mortgage Securities	4.2%
Asset-Backed Securities	3.7%
Cash & Other	8.1%

Top 10 Issuers (% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.3%
Venture Global LNG, Inc.	2.1%
Freedom Mortgage Holdings LLC	1.8%
Phoenix Aviation Capital Ltd.	1.5%
First Quantum Minerals Ltd.	1.4%
goeasy Ltd.	1.3%
CVR Energy, Inc.	1.1%
Caesars Entertainment, Inc.	1.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.0%
GGAM Finance Ltd.	1.0%

Credit Ratings Breakdown (% of net assets)*
A	0.5%
BBB	4.2%
BB	54.6%
B	33.7%
CCC	5.2%
NR	1.8%
[7]
Material Fund Change [Text Block]

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Mortgage-Backed Securities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Mortgage-Backed Securities ETF
Class Name	Angel Oak Mortgage-Backed Securities ETF
Trading Symbol	MBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 8.41% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Mortgage-Backed Securities Index, its performance benchmark, by 6 basis points (bps) based on NAV, as the performance benchmark returned 8.47% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s non-agency residential mortgage-backed securities (RMBS) allocation outperformed the benchmark and contributed positively. Within the agency RMBS allocation, the overweight to intermediate-coupon securities was also a contributor. Duration positioning added further positive impact. The primary detractor relative to the benchmark was cash drag.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its allocation to non-agency RMBS in response to a strong rally in agency mortgage-backed securities during the latter half of the period. Within non-agency RMBS, the Fund added exposure to discounted non-qualified mortgage (non-QM) tranches and reperforming loans (RPLs). In the agency RMBS allocation, the Fund reduced its exposure to intermediate-coupon securities following their outperformance and shifted toward a more pronounced barbell positioning.

Top Contributors
↑	Non-agency RMBS; prime, non-QM, and RPL subsectors of RMBS; and underweight to agency RMBS

Top Detractors
↓	Cash drag

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	8.41	1.12
Bloomberg U.S. Aggregate Bond Index	6.85	0.10
Bloomberg U.S. Mortgage-Backed Securities Index	8.47	0.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 168,604,171
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 801,938
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$168,604,171	Effective Duration	6.03 years
Number of Holdings	135	30-Day SEC Yield	4.36%
Net Advisory Fee	$801,938	30-Day SEC Yield Unsubsidized	4.06%
Portfolio Turnover	97%	Weighted Average Life	8.03 years
Average Credit Quality	AA	Distribution Yield	4.49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	58.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	38.8%
Money Market Funds	3.5%
Futures Contracts	0.0%*
Cash & Other	-0.7%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	21.0%
Federal National Mortgage Association	17.7%
FIGRE Trust	8.3%
COLT Funding LLC	5.7%
JP Morgan Mortgage Trust	4.5%
First American Government Obligations Fund	3.5%
Pretium Mortgage Credit Partners LLC	3.4%
Credit Suisse Mortgage Capital Certificates	2.6%
Onslow Bay Mortgage Loan Trust	2.6%
Verus Securitization Trust	2.6%

Credit Ratings Breakdown (% of net assets)**
AAA	28.1%
AA	50.0%
A	5.8%
BBB	13.6%
BB	1.5%
NR	1.0%
[8],[9]
Material Fund Change [Text Block]
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak UltraShort Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income ETF
Class Name	Angel Oak UltraShort Income ETF
Trading Symbol	UYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 5.29% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of its performance benchmarks, by 107 basis points (bps) based on NAV, as the performance benchmark returned 4.22% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, its other performance benchmark, by 92 bps based on NAV, as that performance benchmark returned 4.37% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and non-agency RMBS while reducing exposure to ABS and CLOs. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	5.29	6.25
Bloomberg U.S. Aggregate Bond Index	6.85	5.74
Bloomberg Short Term Government/Corporate Index	4.37	4.91
Bloomberg U.S. Treasury Bills Index	4.22	4.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 1,315,508,946
Holdings Count | $ / shares	461
Advisory Fees Paid, Amount	$ 3,446,885
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$1,315,508,946	Effective Duration	0.82 years
Number of Holdings	461	30-Day SEC Yield	4.57%
Net Advisory Fee	$3,446,885	30-Day SEC Yield Unsubsidized	4.36%
Portfolio Turnover	87%	Weighted Average Life	1.69 years
Average Credit Quality	A	Distribution Yield	3.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	24.2%
Commercial Mortgage-Backed Securities - U.S. Government Agency	22.8%
Asset-Backed Securities	22.5%
Collateralized Loan Obligations	14.4%
Residential Mortgage-Backed Securities	12.7%
Money Market Funds	3.5%
U.S. Treasury Bills	1.3%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.1%
Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-3.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	23.1%
Pagaya AI Debt Selection Trust	6.2%
First American Government Obligations Fund	3.5%
Vista Point Securitization Trust	2.4%
United States Treasury Bills	1.4%
BlueMountain CLO Ltd.	1.3%
Marlette Funding Trust	1.2%
Exeter Automobile Receivables Trust	1.1%
JP Morgan Mortgage Trust	1.0%
Maranon Loan Funding Ltd.	1.0%

Credit Ratings Breakdown (% of net assets)*
AAA	28.6%
AA	30.2%
A	10.3%
BBB	24.0%
BB	1.8%
B	0.2%
NR	4.9%
[10]
Material Fund Change [Text Block]
Material Fund Changes:
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Material Fund Change Expenses [Text Block]	Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Income ETF
Class Name	Angel Oak Income ETF
Trading Symbol	CARY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.87% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 102 basis points based on NAV, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The allocation to agency RMBS also contributed positively. In contrast, the Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS, non-agency RMBS, and ABS following spread compression and reallocated assets to agency commercial mortgage-backed securities, collateralized loan obligations, and corporate credit. The Fund also increased duration in response to the steepening of the U.S. Treasury yield curve.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	7.87	7.86
Bloomberg U.S. Aggregate Bond Index	6.85	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 827,918,853
Holdings Count | $ / shares	665
Advisory Fees Paid, Amount	$ 4,505,138
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$827,918,853	Effective Duration	3.99 years
Number of Holdings	665	30-Day SEC Yield	5.45%
Net Advisory Fee	$4,505,138	30-Day SEC Yield Unsubsidized	5.25%
Portfolio Turnover	85%	Weighted Average Life	5.36 years
Average Credit Quality	BBB	Distribution Yield	3.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	33.7%
Asset-Backed Securities	15.4%
Collateralized Loan Obligations	12.3%
Corporate Obligations	11.8%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.0%
Commercial Mortgage-Backed Securities - U.S. Government Agency	8.1%
Money Market Funds	5.9%
Commercial Mortgage-Backed Securities	3.7%
Exchange Traded Funds	1.7%
Cash & Other	-2.6%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	11.7%
First American Government Obligations Fund	5.9%
Federal National Mortgage Association	5.7%
JP Morgan Mortgage Trust	2.7%
RCKT Mortgage Trust	2.0%
Vista Point Securitization Trust	1.8%
Exeter Automobile Receivables Trust	1.8%
Bellemeade Re Ltd.	1.8%
CPS Auto Trust	1.8%
Verus Securitization Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	5.3%
AA	28.2%
A	7.2%
BBB	16.0%
BB	24.6%
B	11.1%
CCC	0.5%
NR	7.1%
[11]
Material Fund Change [Text Block]
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, athttps://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Total Return ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Total Return ETF
Class Name	Angel Oak Total Return ETF
Trading Symbol	TRBF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Total Return ETF (the Fund) for the period of October 6, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Total Return ETF	$14*	0.44%**
[12],[13]
Expenses Paid, Amount	$ 14	[13]
Expense Ratio, Percent	0.44%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 1.41% based on net asset value (NAV) from its inception on October 6, 2025, through the period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 25 basis points based on NAV, as the performance benchmark returned 1.16% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from its overweight to securitized credit and agency mortgage-backed securities. Non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) each delivered gains of more than 3% over the period, and agency RMBS returned more than 1.25%. In contrast, the Fund’s interest-rate duration, which was longer than that of the benchmark, detracted from performance amid rising 10-year Treasury yields. Security selection within investment-grade (IG) corporate bonds also detracted from returns relative to the benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
At inception, the Fund adopted a shorter credit spread-duration position, underweighting IG corporate bonds while overweighting securitized credit within its credit allocation. The Fund also maintained a significant underweight to Treasuries and an overweight to agency RMBS, implemented through a barbell coupon structure relative to the benchmark. The portfolio’s duration was modestly longer than the benchmark.

Top Contributors
↑	Non-agency RMBS, ABS, and collateralized loan obligations

Top Detractors
↓	IG corporate bond security selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/06/2025)
Angel Oak Total Return ETF NAV	1.41
Bloomberg U.S. Aggregate Bond Index	1.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 20,978,658
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 25,126
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$20,978,658	Effective Duration	6.37 years
Number of Holdings	200	30-Day SEC Yield	4.35%
Net Advisory Fee	$25,126	30-Day SEC Yield Unsubsidized	4.20%
Portfolio Turnover	78%	Weighted Average Life	8.42 years
Average Credit Quality	A	Distribution Yield	4.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities - U.S. Government Agency	38.9%
Corporate Obligations	26.2%
Residential Mortgage-Backed Securities	12.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities- U.S. Government Agency	5.3%
Collateralized Loan Obligations	4.8%
Asset-Backed Securities	4.5%
Money Market Funds	2.2%
Exchange Traded Funds	1.5%
Cash & Other	-1.4%

Top 10 Issuers (% of net assets)
Federal National Mortgage Association	30.7%
Federal Home Loan Mortgage Corp.	13.5%
United States Treasury Notes	5.3%
Willow Tree CLO Ltd.	4.8%
FIGRE Trust	3.6%
Pagaya AI Debt Selection Trust	2.6%
First American Government Obligations Fund	2.2%
Onslow Bay Mortgage Loan Trust	1.2%
Saluda Grade Mortgage Funding LLC	1.2%
New Residential Mortgage Loan Trust	1.2%

Credit Ratings Breakdown (% of net assets)*
AAA	3.5%
AA	60.0%
A	10.0%
BBB	17.8%
BB	6.1%
B	1.9%
NR	0.7%
[14]
Material Fund Change [Text Block]

Material Fund Changes:
The Fund’s Board of Trustees approved an Investment Subadvisory Agreement between Angel Oak Capital Advisors, LLC and Brookfield Public Securities Group LLC (the “Subadviser”) with respect to the Fund to be effective upon shareholder approval and the effectiveness of a new prospectus. The Subadviser will serve as subadviser to a portion of the Fund’s portfolio that is allocated to corporate debt.
This is a summary of certain changes to the Fund since inception date. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since inception date. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.
Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/

[1]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[2]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[3]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[4]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[5]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[6]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[7]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[8]
**	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[9]
*	Represents less than 0.05% of net assets.

[10]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[11]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[12]
**	Annualized

[13]
*	Amount shown reflects the expenses of the Fund from inception date through January 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[14]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.